S000082567 [Member] Investment Strategy - AB Core Plus Bond ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets, including any borrowings for investment purposes, in fixed-income securities. The Fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by U.S. Government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. Government. The Fund expects to invest in readily marketable fixed-income securities with a range of maturities from short- to long-term with relatively attractive yields that do not involve undue risk of loss of capital. The Fund may invest up to 15% of its net assets in debt securities rated below investment grade (“junk bonds”). The Fund may invest in debt securities of any maturity or duration. The Fund may use leverage for investment purposes.
The Fund may invest without limit in U.S. Dollar-denominated foreign fixed-income securities. These investments may include, in each case, developed and emerging market debt securities.
The Adviser employs a systematic investment process using a dynamic multifactor approach. This approach, which is implemented by the Adviser through its proprietary research, investment and trading models and algorithms, considers a number of factors in seeking to generate alpha through a bottom-up security selection process. The factors that the Adviser considers in this regard fall into six broad proprietary categories—value, momentum, size, quality, carry, and volatility—with each category containing multiple factors. In making investment assessments, the Adviser considers a total factor score for each security and constructs a portfolio of securities taking into account other portfolio constraints and risks. This process also takes into account a security’s credit quality and sensitivity to interest rates.
The Fund may invest in mortgage-related and other asset-backed securities, loan participations and assignments, inflation-indexed securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may, among other things, enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest in derivatives, such as options, futures contracts, forwards, or swaps. Derivatives may provide more efficient and economical exposure to fixed-income securities markets than direct investments. The Fund may use derivatives to hedge against specific risks, to increase income or gain, or to increase market exposure in excess of the Fund’s net assets.